Trading Liabilities (Tables)	6 Months Ended
Jun. 30, 2018
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Schedule of Trading Liabilities

	30 June 2018 £m	31 December 2017 £m
Securities sold under repurchase agreements	5,612	25,504
Short positions in securities and unsettled trades	190	3,694
Cash collateral associated with trading balances	2,573	1,911

	8,375	31,109